Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Self-Insured Liabilities

	2011	2010
(Dollars in millions)
Self-insured liabilities at beginning of year	$7.9	$12.1
Expense	2.1	2.5
Reversal of self-insured liabilities	(1.0)	(4.5)
Cash expenditures	(1.6)	(2.2)

Self-insured liabilities at end of year	$7.4	$7.9

Summary of Asset Retirement Obligation Liabilities

	2011	2010
(Dollars in millions)
Asset retirement obligation at beginning of year	$17.0	$16.6
Accretion expense	1.1	1.3
Revision in estimated cash flows	6.3	1.5
Cash expenditures	(3.1)	(2.4)
Acquisitions	0.0	0.3
Currency translation	0.0	(0.3)

Asset retirement obligation at end of year	$21.3	$17.0

Summary of Changes to Deferred Revenue

	2011	2010
(Dollars in millions)
Deferred revenue at beginning of year	$5.7	$6.7
Revenue earned	(0.9)	(1.0)

Deferred revenue at end of year	$4.8	$5.7